CAPITAL LEASE OBLIGATIONS - Future Minimum Lease Payments under Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Year Ending December 31, 2017	$ 33,026
Year Ending December 31, 2018	36,140
Year Ending December 31, 2019	39,515
Year Ending December 31, 2020	43,503
Year Ending December 31, 2021	47,944
Over 2021	594,111
Total minimum lease payments	794,239
Less: amounts representing interest	(501,152)
Present value of minimum lease payments	293,087
Capital Lease Obligations, Current and Noncurrent
Current portion	(30,730)	$ (29,792)
Non-current portion	262,357	$ 270,477
Present value of minimum lease payments	$ 293,087